UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2015

Date of reporting period: January 31, 2015

Item 1. Reports to Stockholders.

JANUARY 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

➢	iShares Enhanced International Large-Cap ETF | IEIL | NYSE Arca
➢	iShares Enhanced International Small-Cap ETF | IEIS | NYSE Arca
➢	iShares Enhanced U.S. Large-Cap ETF | IELG | NYSE Arca
➢	iShares Enhanced U.S. Small-Cap ETF | IESM | NYSE Arca

Fund Performance Overview

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

Performance as of January 31, 2015

The iShares Enhanced International Large-Cap ETF (the “Fund”) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in equity securities of international large-capitalization issuers. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -8.59%, net of fees.

Cumulative Total Returns
Since Inception
Fund NAV	(5.11)%
Fund Market	(5.45)%
MSCI World ex USA Index	(5.78)%

The inception date of the Fund was 2/25/14. The first day of secondary market trading was 2/27/14.

The MSCI World ex USA Index is an unmanaged broad-based index that measures the performance of the large- and mid-capitalization sectors of developed equity markets, excluding the United States.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$914.10	$1.69	$1,000.00	$1,023.40	$1.79	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Financials	23.67%
Industrials	15.62
Telecommunication Services	10.31
Consumer Staples	10.02
Energy	9.34
Materials	8.00
Consumer Discretionary	7.42
Health Care	6.64
Utilities	5.53
Information Technology	3.45

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*

Japan	23.71%
United Kingdom	14.03
Canada	13.59
Switzerland	13.42
Germany	10.42
Finland	4.29
France	3.76
Denmark	3.50
Sweden	2.84
Belgium	2.37

TOTAL	91.93%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

Performance as of January 31, 2015

The iShares Enhanced International Small-Cap ETF (the “Fund”) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in equity securities of international small-capitalization issuers. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was -10.43%, net of fees.

Cumulative Total Returns
Since Inception
Fund NAV	(10.26)%
Fund Market	(10.41)%
MSCI World ex USA Small Cap Index	(9.17)%

The inception date of the Fund was 2/25/14. The first day of secondary market trading was 2/27/14.

The MSCI World ex USA Small Cap Index is an unmanaged broad-based index that measures the performance of the small-capitalization sector of developed equity markets, excluding the United States.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$895.70	$2.34	$1,000.00	$1,022.70	$2.50	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Consumer Discretionary	23.14%
Industrials	17.87
Information Technology	14.81
Financials	14.46
Consumer Staples	11.03
Energy	5.74
Health Care	4.24
Telecommunication Services	4.04
Materials	3.91
Utilities	0.76

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/15

Country	Percentage of Total Investments*

Japan	32.39%
United Kingdom	15.73
Switzerland	8.52
Canada	6.11
Australia	5.84
Denmark	5.18
Belgium	4.89
Netherlands	4.06
Germany	3.04
France	2.92

TOTAL	88.68%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® ENHANCED U.S. LARGE-CAP ETF

Performance as of January 31, 2015

The iShares Enhanced U.S. Large-Cap ETF (the “Fund”) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. large-capitalization issuers. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 5.83%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	14.86%	15.98%	14.86%	30.53%
Fund Market	14.89%	16.00%	14.89%	30.57%
Russell 1000 Index	13.76%	16.71%	13.76%	31.84%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

The Russell 1000® Index is an unmanaged broad-based index that measures the performance of the large- and mid-capitalization sectors of the U.S. equity market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,058.30	$0.93	$1,000.00	$1,024.30	$0.92	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*

Health Care	16.16%
Information Technology	15.60
Financials	14.83
Consumer Discretionary	12.79
Consumer Staples	10.98
Utilities	10.00
Energy	9.40
Industrials	8.44
Telecommunication Services	1.75
Materials	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*

Anthem Inc.	2.66%
O’Reilly Automotive Inc.	2.32
DTE Energy Co.	2.29
Western Digital Corp.	2.27
Reinsurance Group of America Inc.	2.22
Archer-Daniels-Midland Co.	2.20
Wal-Mart Stores Inc.	2.18
General Dynamics Corp.	2.11
TJX Companies Inc. (The)	2.11
Merck & Co. Inc.	2.09

TOTAL	22.45%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® ENHANCED U.S. SMALL-CAP ETF

Performance as of January 31, 2015

The iShares Enhanced U.S. Small-Cap ETF (the “Fund”) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. small-capitalization issuers. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the six-month reporting period ended January 31, 2015, the total return for the Fund was 6.52%, net of fees.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	6.99%	15.02%	6.99%	28.60%
Fund Market	7.24%	15.10%	7.24%	28.76%
Russell 2000 Index	4.41%	15.39%	4.41%	29.19%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

The Russell 2000® Index is an unmanaged broad-based index that measures the performance of the small-capitalization sector of the U.S. equity market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,065.20	$1.82	$1,000.00	$1,023.40	$1.79	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 1/31/15

Sector	Percentage of Total Investments*
Financials	24.96%
Consumer Discretionary	18.51
Information Technology	16.67
Industrials	10.80
Health Care	8.72
Utilities	8.24
Consumer Staples	6.60
Energy	3.70
Materials	1.06
Telecommunication Services	0.74

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/15

Security	Percentage of Total Investments*
Cirrus Logic Inc.	2.56%
Buffalo Wild Wings Inc.	2.44
Children’s Place Inc. (The)	2.35
Allegiant Travel Co.	2.17
Fresh Market Inc. (The)	2.15
Bob Evans Farms Inc.	2.10
Symetra Financial Corp.	2.05
ManTech International Corp. Class A	1.95
Aspen Insurance Holdings Ltd.	1.89
Hyatt Hotels Corp. Class A	1.85

TOTAL	21.51%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2014 and held through January 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.44%

AUSTRALIA — 1.89%
ASX Ltd.	15,236	$452,532
Brambles Ltd.	12,870	106,239
Dexus Property Group	20,089	120,618
GPT Group (The)	10,062	35,418
Novion Property Group	20,176	36,452
Scentre Group[a]	18,180	53,799
Tatts Group Ltd.	10,348	31,106
Telstra Corp. Ltd.	58,734	297,304

		1,133,468
AUSTRIA — 0.43%
OMV AG	10,296	256,479

		256,479
BELGIUM — 2.36%
Ageas	1,222	41,824
Belgacom SA	6,448	240,080
Colruyt SA	1,950	89,922
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	6,058	503,346
Telenet Group Holding NVa	4,446	246,866
Umicore SA	7,098	297,041

		1,419,079
CANADA — 13.54%
Agrium Inc.	12,246	1,309,350
Alimentation Couche-Tard Inc. Class B	1,560	61,258
Bank of Montreal	9,776	562,297
Bank of Nova Scotia (The)	3,224	155,257
Canadian Imperial Bank of Commerce/Canada	12,844	893,240
Canadian Natural Resources Ltd.	25,818	750,136
Canfor Corp.[a]	1,170	29,297
Constellation Software Inc./Canada	4,420	1,227,365
Crescent Point Energy Corp.	36,166	861,401
Empire Co. Ltd. Class A	2,704	197,263
Fairfax Financial Holdings Ltd.	130	69,206
Husky Energy Inc.	4,550	98,145
Intact Financial Corp.	624	41,792
Magna International Inc. Class A	728	70,099
Methanex Corp.	936	41,457
National Bank of Canada	18,720	652,716
Open Text Corp.	1,066	60,583
Peyto Exploration & Development Corp.	1,820	46,076
Progressive Waste Solutions Ltd.	988	28,254

Security	Shares	Value
Rogers Communications Inc. Class B	4,498	$160,274
Shaw Communications Inc. Class B	4,576	105,887
Suncor Energy Inc.	18,824	562,664
Thomson Reuters Corp.	4,004	153,977

		8,137,994
DENMARK — 3.49%
A.P. Moeller-Maersk A/S Class B	494	1,001,943
Coloplast A/S Class B	884	69,748
Danske Bank A/S	24,700	640,630
Jyske Bank A/S Registered[a]	2,132	96,599
TDC A/S	39,026	288,869

		2,097,789
FINLAND — 4.28%
Elisa OYJ	4,498	119,636
Neste Oil OYJ	19,162	529,772
Nokian Renkaat OYJ	22,568	557,470
Stora Enso OYJ Class R	40,872	397,110
UPM-Kymmene OYJ	55,042	968,329

		2,572,317
FRANCE — 3.74%
Casino Guichard-Perrachon SA	806	73,417
Danone SA	1,378	92,632
Eutelsat Communications SA	1,586	54,488
SCOR SE	1,924	60,065
SES SA Class A FDR	23,348	850,878
STMicroelectronics NV	4,550	37,995
Total SA	21,034	1,079,980

		2,249,455
GERMANY — 10.19%
Deutsche Lufthansa AG Registered	70,174	1,192,173
Hannover Rueck SE Registered	5,408	484,795
Kabel Deutschland Holding AGa	1,534	208,591
Merck KgaA	5,694	569,997
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,328	668,476
ProSiebenSat.1 Media AG Registered	24,336	1,080,354
RWE AG	20,106	558,367
Telefonica Deutschland Holding AG	233,454	1,298,765
Volkswagen AG	286	63,628

		6,125,146
ISRAEL — 0.20%
Bezeq The Israel Telecommunication Corp. Ltd.	74,490	119,155

		119,155

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

January 31, 2015

Security	Shares	Value
JAPAN — 23.62%
Aeon Co. Ltd.	13,000	$138,284
Aisin Seiki Co. Ltd.	2,600	91,747
ANA Holdings Inc.	26,000	72,202
Aozora Bank Ltd.	104,000	380,709
Asahi Kasei Corp.	52,000	518,827
Canon Inc.	7,800	248,380
Chubu Electric Power Co. Inc.[a]	5,200	69,147
Daihatsu Motor Co. Ltd.	5,200	73,043
Eisai Co. Ltd.	15,600	781,959
GungHo Online Entertainment Inc.[b]	54,600	189,181
Hoya Corp.	2,600	101,795
ITOCHU Corp.	10,400	106,244
Japan Airlines Co. Ltd.	39,000	1,331,375
JFE Holdings Inc.	5,200	115,607
JX Holdings Inc.	44,200	163,984
Kawasaki Heavy Industries Ltd.	234,000	1,133,495
Kuraray Co. Ltd.	5,200	65,872
Lawson Inc.	2,600	170,876
Marubeni Corp.	78,000	433,942
Mitsubishi Corp.	5,200	91,547
Mitsubishi UFJ Financial Group Inc.	62,400	335,892
Mitsui & Co. Ltd.	36,400	466,989
Mitsui O.S.K. Lines Ltd.	26,000	88,537
Mizuho Financial Group Inc.	707,200	1,167,980
Nexon Co. Ltd.	10,400	103,057
Nippon Telegraph and Telephone Corp.	10,400	621,530
NTT Data Corp.	2,600	99,936
NTT DOCOMO Inc.	78,000	1,331,375
Rakuten Inc.	15,600	218,067
Resona Holdings Inc.	137,800	690,261
Sekisui House Ltd.	5,200	67,554
Sharp Corp./Japan[a]	78,000	154,054
Showa Shell Sekiyu K.K.	10,400	102,260
Sumitomo Corp.	31,200	310,234
Sumitomo Mitsui Financial Group Inc.	15,600	529,960
Sumitomo Rubber Industries Inc.	2,600	40,816
Suntory Beverage & Food Ltd.	5,200	183,493
Tokyo Electric Power Co. Inc.[a]	57,200	244,451
Tokyo Gas Co. Ltd.	104,000	625,337
West Japan Railway Co.	10,400	538,128

		14,198,127
NETHERLANDS — 2.34%
AEGON NV	80,418	575,431
Delta Lloyd NV	3,588	67,940

Security	Shares	Value
Heineken Holding NV	1,586	$104,073
Koninklijke Ahold NV	5,203	94,147
TNT Express NV	85,930	564,740

		1,406,331
NEW ZEALAND — 0.20%
Spark New Zealand Ltd.	51,376	123,053

		123,053
NORWAY — 2.17%
Orkla ASA	177,372	1,306,747

		1,306,747
PORTUGAL — 0.14%
Energias de Portugal SA	21,736	82,831

		82,831
SINGAPORE — 0.27%
Noble Group Ltd.	104,000	81,857
StarHub Ltd.	26,000	80,319

		162,176
SPAIN — 0.41%
Acerinox SA	7,358	109,602
Gas Natural SDG SA	1,872	43,939
Repsol SA	5,078	89,879

		243,420
SWEDEN — 2.82%
Boliden AB	35,594	558,493
ICA Gruppen AB	29,614	1,139,461

		1,697,954
SWITZERLAND — 13.37%
Actelion Ltd. Registered[a]	9,958	1,103,979
Baloise Holding AG Registered	2,938	383,197
Banque Cantonale Vaudoise Registered	156	90,967
Clariant AG Registered[a]	23,686	381,015
Credit Suisse Group AG Registered[a]	17,134	362,215
Helvetia Holding AG Registered	260	132,678
OC Oerlikon Corp. AG Registered	31,460	359,035
PSP Swiss Property AG Registered[a]	546	56,348
Swiss Life Holding AG Registered[a]	4,394	981,910
Swiss Prime Site AG Registered[a]	416	36,081
Swiss Re AGa	15,158	1,369,088
Swisscom AG Registered	2,236	1,311,148
Transocean Ltd.[b]	14,404	226,694
Zurich Insurance Group AGa	3,744	1,242,778

		8,037,133

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

January 31, 2015

Security	Shares	Value
UNITED KINGDOM — 13.98%
3i Group PLC	33,306	$229,752
Amlin PLC	10,036	73,466
AstraZeneca PLC	16,458	1,172,388
BP PLC	86,502	551,435
BT Group PLC	29,458	184,892
Centrica PLC	235,404	1,038,740
GlaxoSmithKline PLC	12,584	277,262
Imperial Tobacco Group PLC	8,658	406,228
Investec PLC	6,110	51,389
J Sainsbury PLC	335,842	1,288,241
Marks & Spencer Group PLC	22,126	160,971
Old Mutual PLC	37,284	116,586
Rentokil Initial PLC	178,984	324,999
Rolls-Royce Holdings PLC[a]	78,286	1,048,206
Royal Dutch Shell PLC Class A	9,126	276,594
RSA Insurance Group PLC[a]	34,086	232,573
Sky PLC	6,734	93,856
SSE PLC	26,936	650,924
Stagecoach Group PLC	14,196	72,960
Tesco PLC	44,928	151,655

		8,403,117

TOTAL COMMON STOCKS
(Cost: $62,949,039)		59,771,771

PREFERRED STOCKS — 0.19%

GERMANY — 0.19%
Bayerische Motoren Werke AG	936	79,375
Porsche Automobil Holding SE	442	37,139

		116,514

TOTAL PREFERRED STOCKS
(Cost: $120,838)		116,514

SHORT-TERM INVESTMENTS — 0.80%

MONEY MARKET FUNDS — 0.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	424,934	424,934
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	25,562	25,562

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	30,943	$30,943

		481,439

TOTAL SHORT-TERM INVESTMENTS
(Cost: $481,439)		481,439

TOTAL INVESTMENTS IN SECURITIES — 100.43%
(Cost: $63,551,316)		60,369,724
Other Assets, Less Liabilities — (0.43)%		(257,756)

NET ASSETS — 100.00%		$60,111,968

FDR  —  Fiduciary Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.42%

AUSTRALIA — 5.81%
Acrux Ltd.	7,610	$9,067
Astro Japan Property Trust	2,040	7,943
Atlas Iron Ltd.[a]	41,032	5,432
BC Iron Ltd.[a]	37,452	13,562
Cabcharge Australia Ltd.	4,752	16,098
Drillsearch Energy Ltd.[b]	9,116	5,537
Evolution Mining Ltd.	29,764	20,861
Goodman Fielder Ltd.	17,184	8,565
Hills Ltd.	33,084	27,825
iiNET Ltd.	2,484	14,508
IMF Bentham Ltd.	4,132	6,918
M2 Group Ltd.	2,300	16,120
MACA Ltd.	26,252	16,764
McMillan Shakespeare Ltd.	4,164	37,291
Mineral Resources Ltd.	28,092	147,449
Myer Holdings Ltd.	16,344	19,792
OZ Minerals Ltd.	2,844	8,571
RCR Tomlinson Ltd.	3,724	5,945
Reject Shop Ltd. (The)	1,040	4,714
Sandfire Resources NL	2,996	9,963
SMS Management & Technology Ltd.	2,620	7,345
Sundance Energy Australia Ltd.[a,b]	82,144	29,746
Tassal Group Ltd.	3,076	9,031
Thorn Group Ltd.	23,479	52,293
Vocation Ltd.	29,172	5,679

		507,019
AUSTRIA — 0.34%
Austria Technologie & Systemtechnik AG	1,480	19,173
S IMMO AG	1,360	10,512

		29,685
BELGIUM — 4.87%
Ablynx NVb	1,352	15,958
Agfa-Gevaert NVb	22,504	52,542
Barco NV	188	12,090
Compagnie d’Entreprises CFE SA	420	40,001
Econocom Group SA/NV	880	7,198
Fagron	1,016	41,469
Galapagos NVb	1,580	32,414
GIMV NV	340	15,366
Intervest Offices & Warehouses NV	208	5,422
Mobistar SAb	7,348	163,018
NV Bekaert SA	304	9,178

Security	Shares	Value
Tessenderlo Chemie NVa,b	1,166	$30,151

		424,807
CANADA — 6.08%
AG Growth International Inc.	480	20,480
AGT Food & Ingredients Inc.	568	12,566
Artis Real Estate Investment Trust	824	10,105
Capstone Infrastructure Corp.	2,940	7,814
Cogeco Cable Inc.	1,460	84,057
DirectCash Payments Inc.	868	12,411
Granite Real Estate Investment Trust	344	12,100
Ithaca Energy Inc.[b]	5,060	4,829
Laurentian Bank of Canada	3,980	146,933
Liquor Stores N.A. Ltd.	472	5,703
Mainstreet Equity Corp.[b]	564	15,057
Manitoba Telecom Services Inc.	6,028	121,943
Morguard Real Estate Investment Trust	284	4,135
NorthWest Healthcare Properties Real Estate Investment Trust	1,072	7,812
Premium Brands Holdings Corp.	872	16,842
Total Energy Services Inc.	536	5,517
Transcontinental Inc. Class A	856	10,214
Valener Inc.	528	7,050
Wajax Corp.	270	5,164
Yellow Pages Ltd/Canada[b]	1,416	19,622

		530,354
DENMARK — 5.15%
Alm. Brand A/Sb	2,780	14,412
Auriga Industries A/S Class Bb	752	35,566
DFDS A/S	1,040	100,265
IC Group A/S	896	19,219
Matas A/S	3,220	69,799
Royal Unibrew A/Sb	708	120,739
Schouw & Co. A/S	1,936	89,802

		449,802
FINLAND — 2.84%
Atria OYJ	2,208	19,285
Cramo OYJ	1,380	21,272
Elektrobit OYJ	1,780	8,235
HKScan OYJ Class A	5,988	26,083
PKC Group OYJ	328	7,144
Sanoma OYJ	10,252	64,496
Tieto OYJ	4,142	101,754

		248,269

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
FRANCE — 2.84%
Assystem	328	$6,403
Cegedim SAb	360	13,040
Cegid Group	540	19,427
Compagnie des Alpes[b]	880	15,720
Euro Disney SCA Registered[b]	2,236	3,129
Interparfums SA	564	16,675
Jacquet Metal Service SA	472	8,229
MPI	20,112	68,994
Seche Environnement SA	192	4,528
Solocal Group[b]	10,260	8,649
Ubisoft Entertainment SAb	4,128	83,336

		248,130
GERMANY — 3.02%
Alstria Office REIT AG	2,948	37,741
Amadeus Fire AG	112	8,342
Balda AGb	3,816	12,875
Bauer AGb	536	9,811
Borussia Dortmund GmbH & Co. KgaA	20,396	91,764
CENTROTEC Sustainable AG	616	9,210
CropEnergies AG	1,344	4,095
Deutsche Beteiligungs AG	768	23,833
DIC Asset AG	1,408	14,724
Draegerwerk AG & Co. KgaA	92	7,371
Gesco AG	120	9,405
Init Innovation in Traffic Systems AG	296	7,462
OHB AG	332	7,943
VTG AG	596	14,312
Wacker Neuson SE	236	4,780

		263,668
HONG KONG — 0.26%
SmarTone Telecommunications Holding Ltd.[a]	8,000	14,032
United Photovoltaics Group Ltd.[b]	64,000	8,750

		22,782
ISRAEL — 0.85%
Africa Israel Investments Ltd.[b]	4,692	4,177
Ituran Location and Control Ltd.	2,632	55,229
Tower Semiconductor Ltd.[b]	984	15,013

		74,419
ITALY — 0.28%
Banca IFIS SpA	416	7,159
Banca Profilo SpA	21,308	9,010
Juventus Football Club SpA[b]	32,132	8,412

		24,581

Security	Shares	Value
JAPAN — 32.22%
Accordia Golf Co. Ltd.	800	$8,179
Achilles Corp.	8,000	10,352
Aderans Co. Ltd.	800	7,137
Aeon Fantasy Co. Ltd.	2,000	26,902
Aichi Corp.	2,400	11,809
Aoki Holdings Inc.	800	9,324
Arc Land Sakamoto Co. Ltd.	800	15,004
Asahi Co. Ltd.	800	7,866
Asahi Diamond Industrial Co. Ltd.	800	8,234
Asahi Holdings Inc.	1,200	17,949
Avex Group Holdings Inc.	800	13,580
Axell Corp.	800	11,340
Capcom Co. Ltd.	3,200	54,021
Cawachi Ltd.	1,200	19,196
CKD Corp.	800	7,710
Comforia Residential REIT Inc.	32	70,040
Dai-ichi Seiko Co. Ltd.	800	14,806
Daikoku Denki Co. Ltd.	1,200	19,339
Dip Corp.	800	38,275
Doshisha Co. Ltd.	800	12,572
Duskin Co. Ltd.	400	6,341
Dydo Drinco Inc.	800	32,963
EDION Corp.	2,000	14,932
Endo Lighting Corp.	1,200	13,567
Enplas Corp.	800	28,775
Foster Electric Co. Ltd.	3,200	60,832
France Bed Holdings Co. Ltd.	8,000	12,259
Fuji Oil Co. Ltd.	3,200	9,589
Fuji Soft Inc.	800	16,141
Fujibo Holdings Inc.	8,000	21,249
G-Tekt Corp.	1,600	15,351
GCA Savvian Group Corp.	2,000	20,295
Geo Holdings Corp.	16,800	164,904
Godo Steel Ltd.	8,000	13,008
Gulliver International Co. Ltd.	3,600	28,901
Hakuto Co. Ltd.	800	8,329
Heiwa Corp.	800	16,168
Heiwado Co. Ltd.	800	17,047
Hitachi Maxell Ltd.	3,600	61,080
Hokuetsu Bank Ltd. (The)	4,000	7,321
Hokuetsu Kishu Paper Co. Ltd.	4,000	19,001
Hokuto Corp.	800	14,758
Honeys Co. Ltd.	880	7,881
Hoosiers Holdings Co. Ltd.	1,600	6,756

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Hosiden Corp.	2,400	$12,974
Ines Corp.	3,200	24,109
IT Holdings Corp.	800	13,390
IwaiCosmo Holdings Inc.	1,600	18,443
J-Oil Mills Inc.	8,000	28,741
Japan Petroleum Exploration Co. Ltd.	800	24,450
Japan Rental Housing Investments Inc.	8	6,375
Juki Corp.	8,000	26,561
JVC Kenwood Corp.[b]	4,800	11,442
Kamei Corp.	4,000	26,595
Kanamoto Co. Ltd.	400	10,505
Kanematsu Corp.	8,000	11,510
Kasumi Co. Ltd.	1,600	13,471
Keiyo Co. Ltd.	2,400	11,421
Kenedix Residential Investment Corp.	16	46,448
KEY Coffee Inc.	800	11,551
Kinugawa Rubber Industrial Co. Ltd.	8,000	36,164
Kohnan Shoji Co. Ltd.	15,600	177,295
Kura Corp.	400	12,106
Maruha Nichiro Corp.	800	11,980
Megachips Corp.	3,200	38,520
MID REIT Inc.	4	10,250
Mimasu Semiconductor Industry Co. Ltd.	800	9,099
Ministop Co. Ltd.	800	10,829
Mitsubishi Steel Manufacturing Co. Ltd.	8,000	16,345
Mitsui Matsushima Co. Ltd.	8,000	8,513
Morinaga & Co. Ltd.	8,000	24,995
Morinaga Milk Industry Co. Ltd.	8,000	34,734
Musashi Seimitsu Industry Co. Ltd.	800	15,201
NEC Capital Solutions Ltd.	400	6,061
Nichiha Corp.	800	8,602
Nichii Gakkan Co.	800	8,384
Nippon Chemi-Con Corp.[b]	8,000	22,883
Nippon Coke & Engineering Co. Ltd.	15,600	14,609
Nippon Denko Co. Ltd.	13,600	34,502
Nippon Koei Co. Ltd.	4,000	16,175
Nippon Konpo Unyu Soko Co. Ltd.	800	12,565
Nippon Signal Co. Ltd. (The)	800	8,765
Nissha Printing Co. Ltd.	800	12,933
Nisshin OilliO Group Ltd. (The)	8,000	29,217
Odelic Co. Ltd.	1,200	29,585
Okinawa Electric Power Co. Inc. (The)	800	27,821
Pacific Industrial Co. Ltd.	2,400	19,635
Press Kogyo Co. Ltd.	4,000	13,621
Prima Meat Packers Ltd.	8,000	20,908

Security	Shares	Value
Riso Kagaku Corp.	800	$14,002
Ryoyo Electro Corp.	800	8,384
Saizeriya Co. Ltd.	1,600	25,948
Sanshin Electronics Co. Ltd.	1,600	10,979
Sanyo Shokai Ltd.	12,000	28,502
Senshu Ikeda Holdings Inc.	6,400	28,604
Shinko Electric Industries Co. Ltd.	8,000	56,732
Showa Corp.	800	8,214
Stella Chemifa Corp.	1,200	13,270
Systena Corp.	800	5,816
Tachi-S Co. Ltd.	800	11,741
Taiho Kogyo Co. Ltd.	1,200	13,464
Taikisha Ltd.	800	19,158
Tama Home Co. Ltd.[a]	5,200	23,595
Tamron Co. Ltd.	800	15,698
Tatsuta Electric Wire and Cable Co. Ltd.	1,600	6,729
TOKAI Holdings Corp.	3,200	14,493
TOKO Inc.	8,000	21,521
Tokyo Seimitsu Co. Ltd.	400	8,207
Tokyo TY Financial Group Inc.[b]	1,000	28,817
Tomy Co. Ltd.	2,400	13,362
TOPY Industries Ltd.	8,000	18,184
Toridoll Corp.	800	11,673
Towa Bank Ltd. (The)	100,000	82,578
Toyo Tire & Rubber Co. Ltd.	1,600	36,491
TPR Co. Ltd.	800	20,500
Tsukuba Bank Ltd. (The)	1,600	4,713
UKC Holdings Corp.	3,600	55,564
Unipres Corp.	3,200	56,092
ValueCommerce Co. Ltd.	1,200	5,394
Warabeya Nichiyo Co. Ltd.	1,200	20,156
Watami Co. Ltd.[a]	800	7,941
West Holdings Corp.	800	6,395
Yahagi Construction Co. Ltd.	800	6,014
Yellow Hat Ltd.	800	15,746
Yokohama Reito Co. Ltd.	1,600	11,142
Yorozu Corp.	4,400	85,704

		2,812,889
NETHERLANDS — 4.04%
Amsterdam Commodities NV	584	13,935
BE Semiconductor Industries NV	1,140	23,285
Corbion NV	6,894	114,670
Fugro NV CVA	5,704	123,777
Kendrion NV	2,028	55,691

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Wessanen	3,308	$21,158

		352,516
NORWAY — 1.22%
BW Offshore Ltd.	20,032	19,152
Deep Sea Supply PLC	9,025	4,762
Electromagnetic GeoServices ASb	26,196	13,655
Fred Olsen Energy ASA	8,308	69,354

		106,923
PORTUGAL — 0.08%
BANIF — Banco Internacional do Funchal SAb	1,075,916	7,285

		7,285
SINGAPORE — 2.54%
AIMS AMP Capital Industrial REIT	24,000	26,074
Cambridge Industrial Trust	100,000	50,255
CSE Global Ltd.	32,000	13,835
Far East Hospitality Trust	20,000	12,490
First REIT	12,000	11,662
Ho Bee Land Ltd.	8,000	12,239
Hong Fok Corp. Ltd.	8,000	5,380
k1 Ventures Ltd.	56,000	7,739
Perennial Real Estate Holdings Ltd.[b]	64,000	49,427
Rotary Engineering Ltd.	16,000	6,563
STATS ChipPAC Ltd.[b]	28,000	9,829
Wing Tai Holdings Ltd.	12,000	16,229

		221,722
SPAIN — 0.15%
Duro Felguera SA	3,200	12,855

		12,855
SWEDEN — 2.69%
Bure Equity AB	2,040	9,568
Gunnebo AB	4,952	24,124
Haldex AB	960	12,997
HIQ International AB	1,632	8,463
Industrial & Financial Systems Class B	368	11,344
Klovern AB Class A	5,695	5,955
Klovern AB Class Bb	32,660	32,571
Medivir ABa,b	4,644	55,156
Nolato AB	424	10,200
Oriflame Cosmetics SA SDR	3,556	47,757
Tethys Oil ABb	2,460	16,579

		234,714

Security	Shares	Value
SWITZERLAND — 8.48%
Autoneum Holding AG	448	$74,987
BKW AG	776	23,194
Bossard Holding AG	96	9,933
EFG International AG	952	10,285
Emmi AG	112	36,642
Forbo Holding AG Registered	100	97,114
Gategroup Holding AG	312	8,647
Huber & Suhner AG Registered	116	5,163
Implenia AG Registered	716	39,106
Intershop Holdings AG Bearer	108	43,432
Komax Holding AG Registered	380	57,203
Kudelski SA Bearer	2,092	23,988
LEM Holding SA Registered	8	6,143
Micronas Semiconductor Holding AG Registered	1,420	8,489
Mobilezone Holding AG Bearer[b]	4,152	49,641
Rieter Holding AG Registered	104	15,068
Siegfried Holding AG Registered	452	75,264
St Galler Kantonalbank AG Registered	80	30,324
Swisslog Holding AG Registered[b]	17,088	24,702
Swissquote Group Holding SA Registered	240	6,261
U-Blox AG	168	24,067
Vetropack Holding AG Bearer	12	17,425
Vontobel Holding AG Registered	542	18,115
Walter Meier AGb	356	16,329
Zehnder Group AG Bearer	432	18,782

		740,304
UNITED KINGDOM — 15.66%
Awilco Drilling PLC[a]	1,240	13,119
Bank of Georgia Holdings PLC	280	8,541
Beazley PLC	9,032	39,217
Berendsen PLC	3,468	58,024
Big Yellow Group PLC	1,096	10,058
Cape PLC	3,612	11,392
Carillion PLC	1,640	8,436
Centamin PLC	46,192	46,412
Chesnara PLC	1,712	9,031
COLT Group SAb	6,788	13,488
CSR PLC	636	8,167
Dairy Crest Group PLC	4,720	34,637
Dart Group PLC	10,448	45,232
De La Rue PLC	1,216	9,469
Debenhams PLC	119,308	134,840

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
Devro PLC	1,948	$8,236
EnQuest PLC[b]	43,892	22,413
Fenner PLC	2,292	6,403
FirstGroup PLC[b]	11,616	17,376
Globo PLC[a,b]	38,752	24,445
Go-Ahead Group PLC	288	10,714
Greencore Group PLC	2,436	11,276
Greggs PLC	2,844	35,068
Halfords Group PLC	1,328	8,856
Hargreaves Services PLC	3,752	32,684
Innovation Group PLC	41,680	18,310
Intermediate Capital Group PLC	1,488	11,018
Interserve PLC	1,056	8,493
IQE PLC[b]	65,184	19,825
Kcom Group PLC	6,044	7,534
Laird PLC	1,848	8,848
Lancashire Holdings Ltd.	12,328	113,037
LondonMetric Property PLC	6,284	15,053
Mitie Group PLC	13,780	55,859
Moneysupermarket.com Group PLC	3,388	13,383
Morgan Advanced Materials PLC	1,808	8,268
Northgate PLC	17,884	165,458
Optimal Payments PLC[b]	6,756	34,956
Pace PLC	13,348	67,038
Paragon Group of Companies PLC (The)	2,812	17,409
Premier Farnell PLC	4,576	11,615
QinetiQ Group PLC	4,088	11,487
Restaurant Group PLC (The)	944	10,201
Salamander Energy PLC[b]	8,512	8,885
Shanks Group PLC	7,532	11,143
SOCO International PLC	1,792	7,084
Speedy Hire PLC	9,524	10,406
Spirent Communications PLC	5,756	7,716
Synergy Health PLC	1,384	45,002
Trinity Mirror PLC[b]	6,100	15,781
TT electronics PLC	9,080	15,069
Vesuvius PLC	1,384	9,146
Xchanging PLC	4,696	11,073

		1,366,631

TOTAL COMMON STOCKS
(Cost: $9,551,977)		8,679,355

Security	Shares	Value
RIGHTS — 0.06%

FRANCE — 0.06%
Euro Disney SCA[b]	2,236	$5,415
Euro Disney SCA New[b]	2,236	—

		5,415

TOTAL RIGHTS
(Cost: $6,310)		5,415

SHORT-TERM INVESTMENTS — 1.83%

MONEY MARKET FUNDS — 1.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	139,812	139,812
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	8,410	8,410
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	11,070	11,070

		159,292

TOTAL SHORT-TERM INVESTMENTS
(Cost: $159,292)		159,292

TOTAL INVESTMENTS IN SECURITIES — 101.31%
(Cost: $9,717,579)		8,844,062
Other Assets, Less Liabilities — (1.31)%		(114,280)

NET ASSETS — 100.00%		$8,729,782

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.66%

AEROSPACE & DEFENSE — 2.45%
General Dynamics Corp.	11,196	$1,491,419
L-3 Communications Holdings Inc.	1,988	244,763

		1,736,182
AIR FREIGHT & LOGISTICS — 3.72%
FedEx Corp.	8,048	1,360,997
United Parcel Service Inc.	12,843	1,269,402

		2,630,399
AIRLINES — 2.01%
Allegiant Travel Co.	7,832	1,419,707

		1,419,707
BEVERAGES — 0.33%
Molson Coors Brewing Co. Class B NVS	678	51,480
PepsiCo Inc.	1,942	182,121

		233,601
CHEMICALS — 0.05%
Sigma-Aldrich Corp.	233	32,042

		32,042
COMMERCIAL BANKS — 0.41%
BOK Financial Corp.	585	31,654
Cullen/Frost Bankers Inc.	2,160	134,568
First Citizens BancShares Inc. Class A	315	76,876
Prosperity Bancshares Inc.	341	15,615
Trustmark Corp.	1,567	33,471

		292,184
COMMERCIAL SERVICES & SUPPLIES — 0.03%
UniFirst Corp.	206	23,923

		23,923
COMMUNICATIONS EQUIPMENT — 0.03%
Brocade Communications Systems Inc.	1,665	18,515

		18,515
COMPUTERS & PERIPHERALS — 2.78%
EMC Corp.	14,310	371,058
Western Digital Corp.	16,427	1,597,197

		1,968,255
CONSUMER FINANCE — 0.65%
Cash America International Inc.	22,195	461,656

		461,656
DIVERSIFIED FINANCIAL SERVICES — 0.56%
CBOE Holdings Inc.	5,127	330,538
CME Group Inc./IL	775	66,107

		396,645

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.75%
AT&T Inc.[a]	37,569	$1,236,771

		1,236,771
ELECTRIC UTILITIES — 2.42%
ALLETE Inc.	767	43,451
Great Plains Energy Inc.	3,285	97,137
IDACORP Inc.	589	39,999
Northeast Utilities	1,177	65,418
Pinnacle West Capital Corp.	20,156	1,414,548
Portland General Electric Co.	1,294	51,372

		1,711,925
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.52%
AVX Corp.	5,580	72,150
Corning Inc.	2,373	56,406
Dolby Laboratories Inc. Class A	2,025	78,570
Tech Data Corp.[a,b]	2,841	162,221

		369,347
ENERGY EQUIPMENT & SERVICES — 0.30%
Helmerich & Payne Inc.	406	24,182
National Oilwell Varco Inc.	1,567	85,292
RPC Inc.	8,505	106,057

		215,531
FOOD & STAPLES RETAILING — 2.61%
Costco Wholesale Corp.	806	115,250
CVS Health Corp.	1,755	172,271
Fresh Market Inc. (The)[a,b]	581	22,142
Wal-Mart Stores Inc.	18,116	1,539,497

		1,849,160
FOOD PRODUCTS — 5.97%
Archer-Daniels-Midland Co.	33,296	1,552,593
Bunge Ltd.	8,289	742,114
Fresh Del Monte Produce Inc.	3,645	122,581
Hershey Co. (The)	12,007	1,227,235
Hormel Foods Corp.	2,929	150,023
Ingredion Inc.	362	29,192
J.M. Smucker Co. (The)	3,380	348,647
Lancaster Colony Corp.	588	52,879

		4,225,264
GAS UTILITIES — 0.63%
AGL Resources Inc.	854	48,149
Atmos Energy Corp.	5,223	297,241
New Jersey Resources Corp.	1,239	79,147
Piedmont Natural Gas Co.	572	22,817

		447,354

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

January 31, 2015

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 6.31%
Abbott Laboratories	30,375	$1,359,585
Becton, Dickinson and Co.	4,339	599,129
C.R. Bard Inc.	7,785	1,331,469
Edwards Lifesciences Corp.[b]	377	47,257
Medtronic PLC	2,926	208,916
Stryker Corp.	9,705	883,640
Zimmer Holdings Inc.	299	33,518

		4,463,514
HEALTH CARE PROVIDERS & SERVICES — 3.68%
Aetna Inc.	1,060	97,329
AmerisourceBergen Corp.	815	77,466
Anthem Inc.	13,917	1,878,239
Cardinal Health Inc.	1,127	93,755
Centene Corp.[b]	889	97,043
Chemed Corp.	1,301	131,583
Cigna Corp.	311	33,224
Henry Schein Inc.[b]	658	90,850
Humana Inc.	374	54,769
McKesson Corp.	231	49,122

		2,603,380
HOTELS, RESTAURANTS & LEISURE — 3.25%
Buffalo Wild Wings Inc.[a,b]	6,744	1,202,590
Carnival Corp.	9,765	429,270
Cheesecake Factory Inc. (The)	3,719	195,285
Chipotle Mexican Grill Inc.[b]	187	132,740
McDonald’s Corp.	1,763	162,972
Panera Bread Co. Class Ab	933	160,345
Yum! Brands Inc.	269	19,443

		2,302,645
HOUSEHOLD PRODUCTS — 2.03%
Kimberly-Clark Corp.	10,720	1,157,331
Procter & Gamble Co. (The)	3,271	275,713

		1,433,044
INSURANCE — 12.83%
ACE Ltd.	12,727	1,374,007
Aflac Inc.	18,386	1,049,473
Allied World Assurance Co. Holdings Ltd.	23,412	905,342
American Financial Group Inc.	3,526	204,649
Aspen Insurance Holdings Ltd.	2,565	111,116
Assurant Inc.	2,710	172,112
Axis Capital Holdings Ltd.	19,284	981,556
Chubb Corp. (The)	862	84,390

Security	Shares	Value
Endurance Specialty Holdings Ltd.	2,295	$140,270
Everest Re Group Ltd.	2,170	371,895
Hanover Insurance Group Inc. (The)	206	14,214
HCC Insurance Holdings Inc.	4,854	258,912
Loews Corp.	1,663	63,626
PartnerRe Ltd.	4,885	558,844
Reinsurance Group of America Inc.	18,900	1,565,109
RenaissanceRe Holdings Ltd.	957	91,518
Symetra Financial Corp.	13,307	270,265
Torchmark Corp.	7,630	382,034
Travelers Companies Inc. (The)	1,041	107,036
Validus Holdings Ltd.	9,317	369,419

		9,075,787
INTERNET & CATALOG RETAIL — 1.27%
Amazon.com Inc.[b]	2,439	864,699
Expedia Inc.	358	30,763

		895,462
INTERNET SOFTWARE & SERVICES — 4.21%
Akamai Technologies Inc.[b]	1,530	88,977
eBay Inc.[b]	27,302	1,447,006
Google Inc. Class Ab	1,340	720,317
Google Inc. Class Cb	1,351	722,137

		2,978,437
IT SERVICES — 1.91%
Amdocs Ltd.	14,677	707,138
Automatic Data Processing Inc.	2,044	168,692
Jack Henry & Associates Inc.	363	22,277
Total System Services Inc.	12,825	453,620

		1,351,727
LIFE SCIENCES TOOLS & SERVICES — 0.03%
Bio-Rad Laboratories Inc. Class Ab	176	20,147

		20,147
MEDIA — 0.07%
Madison Square Garden Inc. Class Ab	634	48,025

		48,025
MULTI-UTILITIES — 6.92%
Alliant Energy Corp.	3,555	243,908
Avista Corp.	1,344	49,903
Consolidated Edison Inc.	18,162	1,258,263
DTE Energy Co.	18,009	1,614,687
NorthWestern Corp.	847	48,923
PG&E Corp.	23,443	1,378,683
Public Service Enterprise Group Inc.	7,068	301,662

		4,896,029

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

January 31, 2015

Security	Shares	Value
MULTILINE RETAIL — 0.95%
Kohl’s Corp.	1,753	$104,689
Target Corp.	7,731	569,079

		673,768
OIL, GAS & CONSUMABLE FUELS — 9.07%
Apache Corp.	13,586	850,076
Chevron Corp.	10,994	1,127,215
EOG Resources Inc.	12,815	1,140,919
Exxon Mobil Corp.	14,157	1,237,605
Murphy Oil Corp.	20,920	939,517
Occidental Petroleum Corp.	13,994	1,119,520

		6,414,852
PHARMACEUTICALS — 6.09%
Eli Lilly and Co.	3,186	229,392
Johnson & Johnson	14,119	1,413,877
Merck & Co. Inc.	24,435	1,472,942
Pfizer Inc.	38,250	1,195,312

		4,311,523
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.32%
Invesco Mortgage Capital Inc.	14,900	228,566

		228,566
ROAD & RAIL — 0.20%
Werner Enterprises Inc.	5,085	145,075

		145,075
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.37%
Broadcom Corp. Class A	14,269	605,505
Intel Corp.	44,398	1,466,910
Maxim Integrated Products Inc.	1,710	56,584
Skyworks Solutions Inc.	3,061	254,216

		2,383,215
SOFTWARE — 2.73%
Citrix Systems Inc.[b]	2,326	137,839
FactSet Research Systems Inc.	307	44,082
Intuit Inc.	2,425	210,538
Microsoft Corp.	33,170	1,340,068
Red Hat Inc.[b]	234	14,927
SolarWinds Inc.[b]	277	13,338
Synopsys Inc.[b]	445	19,130
VMware Inc. Class Ab	1,938	149,420

		1,929,342
SPECIALTY RETAIL — 7.16%
Bed Bath & Beyond Inc.[a,b]	6,355	475,163
GameStop Corp. Class Aa	25,113	885,233

Security	Shares	Value
O’Reilly Automotive Inc.[a,b]	8,731	$1,635,840
Outerwall Inc.[a,b]	766	47,553
PetSmart Inc.	4,185	341,936
Ross Stores Inc.	2,118	194,242
TJX Companies Inc. (The)	22,547	1,486,749

		5,066,716
TEXTILES, APPAREL & LUXURY GOODS — 0.04%
Deckers Outdoor Corp.[a,b]	470	31,043

		31,043

TOTAL COMMON STOCKS
(Cost: $64,282,665)		70,520,758

SHORT-TERM INVESTMENTS — 8.51%

MONEY MARKET FUNDS — 8.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	5,498,383	5,498,383
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	330,755	330,755
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	193,138	193,138

		6,022,276

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,022,276)		6,022,276

TOTAL INVESTMENTS IN SECURITIES — 108.17%
(Cost: $70,304,941)		76,543,034
Other Assets, Less Liabilities — (8.17)%		(5,781,787)

NET ASSETS — 100.00%		$70,761,247

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.10%

AEROSPACE & DEFENSE — 1.76%
CPI Aerostructures Inc.[a]	921	$10,822
Engility Holdings Inc.[a,b]	7,915	315,808

		326,630
AIRLINES — 2.15%
Allegiant Travel Co.	2,207	400,063

		400,063
BIOTECHNOLOGY — 0.13%
Anacor Pharmaceuticals Inc.[a]	381	14,326
Intercept Pharmaceuticals Inc.[a]	50	10,051

		24,377
BUILDING PRODUCTS — 0.09%
AAON Inc.	790	17,230

		17,230
CAPITAL MARKETS — 1.61%
Diamond Hill Investment Group Inc.	886	115,233
FBR & Co.[a]	401	8,990
GAMCO Investors Inc. Class A	251	20,494
Manning & Napier Inc.	13,611	145,774
Solar Senior Capital Ltd.	527	8,000

		298,491
CHEMICALS — 0.20%
Core Molding Technologies Inc.[a]	360	5,220
Hawkins Inc.	851	32,772

		37,992
COMMERCIAL BANKS — 4.28%
1st Source Corp.	264	7,849
American National Bankshares Inc.	708	15,236
Arrow Financial Corp.	1,137	29,073
BancFirst Corp.	312	17,990
Bank of Marin Bancorp	360	17,643
BSB Bancorp Inc.[a]	444	8,312
Camden National Corp.	408	15,161
Century Bancorp Inc. Class A	156	6,050
City Holding Co.	600	25,398
CNB Financial Corp.	372	6,324
Community Trust Bancorp Inc.	1,067	33,696
First Financial Corp.	864	28,002
First Interstate BancSystem Inc.	7,369	176,119
First of Long Island Corp. (The)	504	11,748
Great Southern Bancorp Inc.	396	14,303
Heritage Financial Corp.	1,957	30,373

Security	Shares	Value
Horizon Bancorp	360	$8,057
Lakeland Financial Corp.	864	32,607
Merchants Bancshares Inc.	396	10,601
Northrim BanCorp Inc.	444	9,204
Premier Financial Bancorp Inc.	396	5,873
Renasant Corp.	743	19,437
S&T Bancorp Inc.	432	11,876
Simmons First National Corp. Class A	1,416	52,987
State Bank Financial Corp.	2,268	41,414
Stock Yards Bancorp Inc.	659	20,297
Suffolk Bancorp	1,068	24,564
Tompkins Financial Corp.	456	23,379
Trustmark Corp.	1,667	35,607
Univest Corp. of Pennsylvania	588	10,890
WesBanco Inc.	1,488	44,908

		794,978
COMMERCIAL SERVICES & SUPPLIES — 0.88%
Brady Corp. Class A	240	6,281
Courier Corp.	2,327	54,615
Intersections Inc.[b]	11,242	38,448
Kimball International Inc. Class B	3,552	30,796
McGrath RentCorp	144	4,375
Swisher Hygiene Inc.[a]	1,996	4,291
UniFirst Corp.	212	24,619

		163,425
COMMUNICATIONS EQUIPMENT — 0.87%
Aruba Networks Inc.[a]	9,218	152,835
ClearOne Inc.	923	9,802

		162,637
COMPUTERS & PERIPHERALS — 1.03%
Lexmark International Inc. Class A	4,812	192,047

		192,047
CONSTRUCTION & ENGINEERING — 1.60%
Argan Inc.	9,597	291,845
Northwest Pipe Co.[a]	243	5,815

		297,660
CONSUMER FINANCE — 2.74%
Cash America International Inc.	12,223	254,239
QC Holdings Inc.	1,399	2,371
World Acceptance Corp.[a,b]	3,443	252,888

		509,498
CONTAINERS & PACKAGING — 0.03%
UFP Technologies Inc.[a]	252	5,615

		5,615

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
DISTRIBUTORS — 0.58%
Core-Mark Holding Co. Inc.	1,606	$107,088

		107,088
DIVERSIFIED CONSUMER SERVICES — 0.99%
Capella Education Co.	1,524	103,617
K12 Inc.[a]	357	5,077
Steiner Leisure Ltd.[a]	204	8,898
Strayer Education Inc.[a]	1,000	67,000

		184,592
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.13%
Inteliquent Inc.	1,420	23,884

		23,884
ELECTRIC UTILITIES — 4.59%
ALLETE Inc.	262	14,842
El Paso Electric Co.	6,626	265,438
Empire District Electric Co. (The)	5,016	152,837
MGE Energy Inc.	3,628	166,525
Otter Tail Corp.	5,518	170,617
Unitil Corp.	2,232	83,388

		853,647
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.87%
AVX Corp.	1,322	17,093
Dolby Laboratories Inc. Class A	2,340	90,792
Electro Rent Corp.	2,028	26,141
Mesa Laboratories Inc.	71	5,408
Multi-Fineline Electronix Inc.[a]	539	7,012
OSI Systems Inc.[a]	153	10,707
PC Connection Inc.	888	21,090
PCM Inc.[a]	844	8,018
RadiSys Corp.[a]	2,412	5,596
ScanSource Inc.[a]	2,017	69,546
Tech Data Corp.[a]	1,346	76,857
TTM Technologies Inc.[a]	1,224	8,507

		346,767
ENERGY EQUIPMENT & SERVICES — 1.27%
Dawson Geophysical Co.	3,807	41,078
Mitcham Industries Inc.[a]	825	4,628
Natural Gas Services Group Inc.[a]	792	15,990
Unit Corp.[a]	5,860	174,511

		236,207
FOOD & STAPLES RETAILING — 3.58%
Andersons Inc. (The)	3,747	168,540
Fresh Market Inc. (The)[a,b]	10,401	396,382

Security	Shares	Value
SpartanNash Co.	2,040	$52,551
Village Super Market Inc. Class A	324	9,386
Weis Markets Inc.	852	39,047

		665,906
FOOD PRODUCTS — 0.83%
Fresh Del Monte Produce Inc.	2,812	94,567
J&J Snack Foods Corp.	59	5,789
John B. Sanfilippo & Son Inc.	744	27,134
Lancaster Colony Corp.	119	10,702
Omega Protein Corp.[a]	749	7,894
Rocky Mountain Chocolate Factory Inc.	612	8,293

		154,379
GAS UTILITIES — 2.08%
Chesapeake Utilities Corp.	2,467	120,291
Delta Natural Gas Co. Inc.	300	6,369
Gas Natural Inc.	1,008	9,828
New Jersey Resources Corp.	706	45,099
Northwest Natural Gas Co.	4,090	204,132

		385,719
HEALTH CARE EQUIPMENT & SUPPLIES — 3.59%
Align Technology Inc.[a]	87	4,615
CryoLife Inc.	1,164	13,107
Cyberonics Inc.[a,b]	656	36,454
DexCom Inc.[a,b]	5,120	306,074
Exactech Inc.[a]	312	6,486
ICU Medical Inc.[a]	2,004	167,494
Natus Medical Inc.[a]	1,896	71,290
Vascular Solutions Inc.[a]	2,268	61,826

		667,346
HEALTH CARE PROVIDERS & SERVICES — 4.09%
Addus HomeCare Corp.[a]	1,848	40,989
Almost Family Inc.[a]	936	28,417
BioTelemetry Inc.[a]	1,695	16,747
Centene Corp.[a]	260	28,382
Chemed Corp.	864	87,385
CorVel Corp.[a]	1,966	64,760
LHC Group Inc.[a]	1,416	42,083
Magellan Health Inc.[a]	2,362	142,003
Molina Healthcare Inc.[a]	1,103	56,154
Owens & Minor Inc.	336	11,501
Triple-S Management Corp. Class Ba	9,349	225,124
U.S. Physical Therapy Inc.	408	15,826

		759,371

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 8.13%
Ark Restaurants Corp.	484	$11,921
Bob Evans Farms Inc.	6,875	387,544
Buffalo Wild Wings Inc.[a]	2,524	450,080
Cheesecake Factory Inc. (The)	2,589	135,948
Frisch’s Restaurants Inc.	528	14,626
Hyatt Hotels Corp. Class Aa	6,067	341,329
RCI Hospitality Holdings Inc.[a]	432	4,212
Red Robin Gourmet Burgers Inc.[a]	98	7,595
Texas Roadhouse Inc.	4,716	158,410

		1,511,665
HOUSEHOLD DURABLES — 0.31%
CSS Industries Inc.	1,763	47,953
Zagg Inc.[a]	1,555	9,377

		57,330
HOUSEHOLD PRODUCTS — 0.14%
Oil-Dri Corp. of America	396	12,125
Orchids Paper Products Co.	528	14,399

		26,524
INSURANCE — 12.50%
American National Insurance Co.	136	14,149
Amerisafe Inc.	120	4,884
Argo Group International Holdings Ltd.	119	6,365
Aspen Insurance Holdings Ltd.	8,041	348,336
EMC Insurance Group Inc.	968	31,228
Endurance Specialty Holdings Ltd.	4,441	271,434
FBL Financial Group Inc. Class A	1,417	73,953
Federated National Holding Co.	3,994	116,265
HCI Group Inc.	844	39,001
Horace Mann Educators Corp.	6,470	197,141
Infinity Property and Casualty Corp.	543	38,157
Kansas City Life Insurance Co.	791	35,967
Maiden Holdings Ltd.	8,484	106,050
National Western Life Insurance Co. Class A	945	225,279
Navigators Group Inc. (The)[a]	1,128	83,720
OneBeacon Insurance Group Ltd. Class A	288	4,553
Protective Life Corp.	1,690	118,216
Safety Insurance Group Inc.	963	59,658
StanCorp Financial Group Inc.	84	5,211
Symetra Financial Corp.	18,561	376,974
United Fire Group Inc.	1,524	42,581
Universal Insurance Holdings Inc.	5,331	123,839

		2,322,961

Security	Shares	Value
INTERNET & CATALOG RETAIL — 1.29%
1-800-FLOWERS.COM Inc. Class Aa	2,148	$16,948
NutriSystem Inc.	6,458	115,081
PetMed Express Inc.	1,448	22,734
Shutterfly Inc.[a]	1,953	85,678

		240,441
INTERNET SOFTWARE & SERVICES — 2.31%
Carbonite Inc.[a]	1,224	18,397
Envestnet Inc.[a]	3,156	162,439
LogMeIn Inc.[a]	974	46,314
Shutterstock Inc.[a]	454	25,556
United Online Inc.[a]	3,932	51,902
Zillow Inc. Class Aa,b	1,284	124,445

		429,053
IT SERVICES — 2.81%
CACI International Inc. Class Aa	432	36,543
CSG Systems International Inc.	1,284	31,484
Global Cash Access Inc.[a]	9,780	64,646
Innodata Inc.[a]	1,548	4,427
ManTech International Corp. Class A	11,044	359,261
PRGX Global Inc.[a,b]	2,929	15,202
Sykes Enterprises Inc.[a]	443	9,976

		521,539
LEISURE EQUIPMENT & PRODUCTS — 0.03%
Johnson Outdoors Inc. Class A	191	5,730

		5,730
MACHINERY — 0.12%
Briggs & Stratton Corp.	711	13,090
L.B. Foster Co. Class A	176	8,344

		21,434
MEDIA — 2.43%
Harte-Hanks Inc.	3,312	24,078
Martha Stewart Living Omnimedia Inc. Class Aa	14,699	68,203
Rentrak Corp.[a]	4,260	327,722
Scholastic Corp.	879	32,330

		452,333
METALS & MINING — 0.50%
Golden Minerals Co.[a,b]	16,128	9,032
Golden Star Resources Ltd.[a,b]	17,663	5,599
Schnitzer Steel Industries Inc. Class A	4,642	78,357

		92,988

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
MULTI-UTILITIES — 0.03%
Vectren Corp.	106	$5,079

		5,079
MULTILINE RETAIL — 0.15%
Fred’s Inc. Class A	1,680	27,888

		27,888
OIL, GAS & CONSUMABLE FUELS — 2.39%
Contango Oil & Gas Co.[a]	8,608	258,842
Matador Resources Co.[a,b]	403	8,689
VAALCO Energy Inc.[a,b]	31,982	177,180

		444,711
PAPER & FOREST PRODUCTS — 0.32%
Schweitzer-Mauduit International Inc.	1,528	59,378

		59,378
PERSONAL PRODUCTS — 1.99%
Medifast Inc.[a]	5,016	158,957
Nutraceutical International Corp.[a]	636	12,427
USANA Health Sciences Inc.[a,b]	2,018	197,845

		369,229
PHARMACEUTICALS — 0.84%
SciClone Pharmaceuticals Inc.[a]	21,060	155,423

		155,423
PROFESSIONAL SERVICES — 2.59%
Barrett Business Services Inc.	1,176	36,044
CRA International Inc.[a]	1,524	45,004
ICF International Inc.[a]	1,032	38,556
Navigant Consulting Inc.[a]	1,850	26,696
RPX Corp.[a]	24,549	303,180
VSE Corp.	444	32,132

		481,612
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.94%
Agree Realty Corp.	616	21,338
Chesapeake Lodging Trust	247	9,070
DuPont Fabros Technology Inc.	514	19,152
Dynex Capital Inc.	5,050	42,268
Invesco Mortgage Capital Inc.	8,159	125,159
LTC Properties Inc.	1,130	53,020
National Health Investors Inc.	134	10,018
Pebblebrook Hotel Trust	295	13,700
Select Income REIT[b]	10,134	252,032

		545,757

Security	Shares	Value
ROAD & RAIL — 1.49%
Knight Transportation Inc.	792	$22,564
Marten Transport Ltd.	4,883	99,857
Werner Enterprises Inc.	5,424	154,747

		277,168
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.83%
Cirrus Logic Inc.[a]	17,763	470,719
Integrated Silicon Solution Inc.	696	11,192
Pericom Semiconductor Corp.[a]	1,188	17,357
PMC-Sierra Inc.[a]	31,209	275,888
Power Integrations Inc.	985	50,806
Semtech Corp.[a]	2,844	72,408

		898,370
SOFTWARE — 2.80%
AVG Technologies[a]	9,916	196,138
Digimarc Corp.	204	5,512
Imperva Inc.[a]	409	17,080
Pegasystems Inc.	13,115	256,660
Qualys Inc.[a]	393	14,942
TeleCommunication Systems Inc.[a]	10,379	29,373

		519,705
SPECIALTY RETAIL — 3.67%
Children’s Place Inc. (The)	7,210	432,240
Guess? Inc.	537	10,085
Kirkland’s Inc.[a]	1,272	29,599
Men’s Wearhouse Inc. (The)	223	10,363
Outerwall Inc.[a]	611	37,931
Select Comfort Corp.[a]	550	16,412
Tilly’s Inc. Class Aa	9,560	131,354
Winmark Corp.	181	14,753

		682,737
TEXTILES, APPAREL & LUXURY GOODS — 0.75%
Columbia Sportswear Co.	363	15,427
Deckers Outdoor Corp.[a,b]	1,742	115,059
Perry Ellis International Inc.[a]	360	8,608

		139,094
THRIFTS & MORTGAGE FINANCE — 0.68%
First Defiance Financial Corp.	1,188	36,187
Meta Financial Group Inc.	828	27,713
Territorial Bancorp Inc.	1,899	41,284
United Financial Bancorp Inc.	1,744	21,695

		126,879

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

January 31, 2015

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.02%
Rush Enterprises Inc. Class Aa	132	$3,696

		3,696
WATER UTILITIES — 1.47%
American States Water Co.	2,880	114,163
Artesian Resources Corp. Class A	936	20,732
California Water Service Group	2,544	62,430
Connecticut Water Service Inc.	576	20,713
Consolidated Water Co. Ltd.[b]	745	8,083
Middlesex Water Co.	1,008	22,045
York Water Co. (The)	1,080	25,564

		273,730
WIRELESS TELECOMMUNICATION SERVICES — 0.60%
United States Cellular Corp.[a]	3,219	111,989

		111,989

TOTAL COMMON STOCKS
(Cost: $17,320,550)		18,419,992

SHORT-TERM INVESTMENTS — 10.81%

MONEY MARKET FUNDS — 10.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	1,755,855	1,755,855
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	105,623	105,623
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	146,906	146,906

		2,008,384

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,008,384)		2,008,384

TOTAL INVESTMENTS IN SECURITIES — 109.91% (Cost: $19,328,934)		20,428,376
Other Assets, Less Liabilities — (9.91)%		(1,841,887)

NET ASSETS — 100.00%		$18,586,489

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities (Unaudited)

iSHARES® U.S. ETF TRUST

January 31, 2015

	iShares Enhanced International Large-Cap ETF	iShares Enhanced International Small-Cap ETF	iShares Enhanced U.S. Large-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$63,069,877	$9,558,287	$64,282,665
Affiliated (Note 2)	481,439	159,292	6,022,276

Total cost of investments	$63,551,316	$9,717,579	$70,304,941

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$59,888,285	$8,684,770	$70,520,758
Affiliated (Note 2)	481,439	159,292	6,022,276

Total fair value of investments	60,369,724	8,844,062	76,543,034
Foreign currency, at value[b]	134,855	22,659	—
Receivables:
Dividends and interest	75,500	14,897	58,350

Total Assets	60,580,079	8,881,618	76,601,384

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	450,496	148,222	5,829,138
Investment advisory fees (Note 2)	17,615	3,614	10,999

Total Liabilities	468,111	151,836	5,840,137

NET ASSETS	$60,111,968	$8,729,782	$70,761,247

Net assets consist of:
Paid-in capital	$64,628,950	$9,951,067	$64,036,100
Undistributed (distributions in excess of) net investment income	6,944	(17,530)	50,017
Undistributed net realized gain (accumulated net realized loss)	(1,338,527)	(329,205)	437,037
Net unrealized appreciation (depreciation)	(3,185,399)	(874,550)	6,238,093

NET ASSETS	$60,111,968	$8,729,782	$70,761,247

Shares outstanding[c]	2,600,000	400,000	2,250,000

Net asset value per share	$23.12	$21.82	$31.45

[a]	Securities on loan with values of $417,315, $138,243 and $5,697,571, respectively. See Note 1.
[b]	Cost of foreign currency: $135,804, $23,179 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

January 31, 2015

iShares Enhanced U.S. Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$17,320,550
Affiliated (Note 2)	2,008,384

Total cost of investments	$19,328,934

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$18,419,992
Affiliated (Note 2)	2,008,384

Total fair value of investments	20,428,376
Cash	9,411
Receivables:
Dividends and interest	15,772

Total Assets	20,453,559

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	1,861,478
Investment advisory fees (Note 2)	5,592

Total Liabilities	1,867,070

NET ASSETS	$18,586,489

Net assets consist of:
Paid-in capital	$17,573,830
Undistributed net investment income	9,821
Accumulated net realized loss	(96,604)
Net unrealized appreciation	1,099,442

NET ASSETS	$18,586,489

Shares outstanding[b]	600,000

Net asset value per share	$30.98

[a]	Securities on loan with a value of $1,811,100. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Unaudited)

iSHARES® U.S. ETF TRUST

Six months ended January 31, 2015

	iShares Enhanced International Large-Cap ETF	iShares Enhanced International Small-Cap ETF	iShares Enhanced U.S. Large-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$478,192	$104,326	$712,966
Interest — affiliated (Note 2)	1	—	4
Securities lending income — affiliated (Note 2)	13,250	2,731	7,461

Total investment income	491,443	107,057	720,431

EXPENSES
Investment advisory fees (Note 2)	92,424	22,533	61,048

Total expenses	92,424	22,533	61,048

Net investment income	399,019	84,524	659,383

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,225,686)	(273,319)	(277,116)
In-kind redemptions — unaffiliated	—	—	1,011,309
Foreign currency transactions	(32,419)	(5,659)	—

Net realized gain (loss)	(1,258,105)	(278,978)	734,193

Net change in unrealized appreciation/depreciation on:
Investments	(3,789,725)	(837,046)	2,355,265
Translation of assets and liabilities in foreign currencies	(2,557)	(741)	—

Net change in unrealized appreciation/depreciation	(3,792,282)	(837,787)	2,355,265

Net realized and unrealized gain (loss)	(5,050,387)	(1,116,765)	3,089,458

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,651,368)	$(1,032,241)	$3,748,841

[a]	Net of foreign withholding tax of $49,831, $6,416 and $ —, respectively.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Six months ended January 31, 2015

iShares Enhanced U.S. Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$160,671
Interest — affiliated (Note 2)	2
Securities lending income — affiliated (Note 2)	2,742

Total investment income	163,415

EXPENSES
Investment advisory fees (Note 2)	30,406

Total expenses	30,406

Net investment income	133,009

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(46,521)

Net realized loss	(46,521)

Net change in unrealized appreciation/depreciation	1,054,762

Net realized and unrealized gain	1,008,241

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,141,250

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Enhanced International Large-Cap ETF		iShares Enhanced International Small-Cap ETF
	Six months ended January 31, 2015 (Unaudited)	Period from February 25, 2014[a] to July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Period from February 25, 2014[a] to July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$399,019	$460,520	$84,524	$83,059
Net realized loss	(1,258,105)	(82,583)	(278,978)	(51,028)
Net change in unrealized appreciation/depreciation	(3,792,282)	606,883	(837,787)	(36,763)

Net increase (decrease) in net assets resulting from operations	(4,651,368)	984,820	(1,032,241)	(4,732)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(436,927)	(413,507)	(115,692)	(68,620)

Total distributions to shareholders	(436,927)	(413,507)	(115,692)	(68,620)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	34,624,768	30,004,182	—	9,951,067

Net increase in net assets from capital share transactions	34,624,768	30,004,182	—	9,951,067

INCREASE (DECREASE) IN NET ASSETS	29,536,473	30,575,495	(1,147,933)	9,877,715

NET ASSETS
Beginning of period	30,575,495	—	9,877,715	—

End of period	$60,111,968	$30,575,495	$8,729,782	$9,877,715

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$6,944	$44,852	$(17,530)	$13,638

SHARES ISSUED
Shares sold	1,400,000	1,200,000	—	400,000

Net increase in shares outstanding	1,400,000	1,200,000	—	400,000

[a]	Commencement of operations.

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® U.S. ETF TRUST

	iShares Enhanced U.S. Large-Cap ETF		iShares Enhanced U.S. Small-Cap ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$659,383	$674,455	$133,009	$84,408
Net realized gain (loss)	734,193	248,938	(46,521)	275,035
Net change in unrealized appreciation/depreciation	2,355,265	3,481,645	1,054,762	(269,800)

Net increase in net assets resulting from operations	3,748,841	4,405,038	1,141,250	89,643

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(688,843)	(617,533)	(132,659)	(77,481)

Total distributions to shareholders	(688,843)	(617,533)	(132,659)	(77,481)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,427,991	44,156,247	4,390,587	11,924,754
Cost of shares redeemed	(4,753,975)	(2,959,531)	—	(1,507,846)

Net increase in net assets from capital share transactions	10,674,016	41,196,716	4,390,587	10,416,908

INCREASE IN NET ASSETS	13,734,014	44,984,221	5,399,178	10,429,070

NET ASSETS
Beginning of period	57,027,233	12,043,012	13,187,311	2,758,241

End of period	$70,761,247	$57,027,233	$18,586,489	$13,187,311

Undistributed net investment income included in net assets at end of period	$50,017	$79,477	$9,821	$9,471

SHARES ISSUED AND REDEEMED
Shares sold	500,000	1,550,000	150,000	400,000
Shares redeemed	(150,000)	(100,000)	—	(50,000)

Net increase in shares outstanding	350,000	1,450,000	150,000	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Enhanced International Large-Cap ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Period from Feb. 25, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$25.48	$24.90

Income from investment operations:
Net investment income[b]	0.18	0.56
Net realized and unrealized gain (loss)[c]	(2.37)	0.40

Total from investment operations	(2.19)	0.96

Less distributions from:
Net investment income	(0.17)	(0.38)

Total distributions	(0.17)	(0.38)

Net asset value, end of period	$23.12	$25.48

Total return	(8.59)%[d]	3.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$60,112	$30,575
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.51%	5.04%
Portfolio turnover rate[f]	19%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
c	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Enhanced International Small-Cap ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Period from Feb. 25, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$24.69	$24.87

Income from investment operations:
Net investment income[b]	0.21	0.34
Net realized and unrealized loss[c]	(2.79)	(0.29)

Total from investment operations	(2.58)	0.05

Less distributions from:
Net investment income	(0.29)	(0.23)

Total distributions	(0.29)	(0.23)

Net asset value, end of period	$21.82	$24.69

Total return	(10.43)%[d]	0.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,730	$9,878
Ratio of expenses to average net assets[e]	0.49%	0.49%
Ratio of net investment income to average net assets[e]	1.84%	3.20%
Portfolio turnover rate[f]	31%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Enhanced U.S. Large-Cap ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$30.01	$26.76	$24.79

Income from investment operations:
Net investment income[b]	0.31	0.54	0.14
Net realized and unrealized gain[c]	1.44	3.19	1.89

Total from investment operations	1.75	3.73	2.03

Less distributions from:
Net investment income	(0.31)	(0.48)	(0.06)

Total distributions	(0.31)	(0.48)	(0.06)

Net asset value, end of period	$31.45	$30.01	$26.76

Total return	5.83%[d]	14.00%	8.19%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$70,761	$57,027	$12,043
Ratio of expenses to average net assets[e]	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[e]	1.94%	1.87%	1.90%
Portfolio turnover rate[f]	6%	20%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Enhanced U.S. Small-Cap ETF

	Six months ended Jan. 31, 2015 (Unaudited)	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$29.31	$27.58	$24.67

Income from investment operations:
Net investment income[b]	0.24	0.33	0.16
Net realized and unrealized gain[c]	1.66	1.73	2.88

Total from investment operations	1.90	2.06	3.04

Less distributions from:
Net investment income	(0.23)	(0.33)	(0.13)

Total distributions	(0.23)	(0.33)	(0.13)

Net asset value, end of period	$30.98	$29.31	$27.58

Total return	6.52%[d]	7.43%	12.37%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,586	$13,187	$2,758
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.53%	1.13%	2.09%
Portfolio turnover rate[f]	9%	39%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Notes to Financial Statements (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Enhanced International Large-Cap	Non-diversified
Enhanced International Small-Cap	Non-diversified
Enhanced U.S. Large-Cap	Diversified
Enhanced U.S. Small-Cap	Diversified

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Enhanced International Large-Cap
Assets:
Common Stocks	$59,771,771	$—	$—	$59,771,771
Preferred Stocks	116,514	—	—	116,514
Money Market Funds	481,439	—	—	481,439

	$60,369,724	$—	$—	$60,369,724

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Enhanced International Small-Cap
Assets:
Common Stocks	$8,673,676	$5,679	$—		$8,679,355
Rights	5,415	—	0	[a]	5,415
Money Market Funds	159,292	—	—		159,292

	$8,838,383	$5,679	$0	[a]	$8,844,062

Enhanced U.S. Large-Cap
Assets:
Common Stocks	$70,520,758	$—	$—		$70,520,758
Money Market Funds	6,022,276	—	—		6,022,276

	$76,543,034	$—	$—		$76,543,034

Enhanced U.S. Small-Cap
Assets:
Common Stocks	$18,419,992	$—	$—		$18,419,992
Money Market Funds	2,008,384	—	—		2,008,384

	$20,428,376	$—	$—		$20,428,376

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of January 31, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of January 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Enhanced International Large-Cap	$417,315	$417,315	$—
Enhanced International Small-Cap	138,243	138,243	—
Enhanced U.S. Large-Cap	5,697,571	5,697,571	—
Enhanced U.S. Small-Cap	1,811,100	1,811,100	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Enhanced International Large-Cap	0.35%
Enhanced International Small-Cap	0.49
Enhanced U.S. Large-Cap	0.18
Enhanced U.S. Small-Cap	0.35

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Enhanced U.S. Large-Cap ETF and iShares Enhanced U.S. Small-Cap ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares Enhanced International Large-Cap ETF and iShares Enhanced International Small-Cap ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015 each Group 1 Fund retained 70% of securities lending income and each Group 2 Fund retained 75% of securities lending income, and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Group 1 Fund retained for the remainder of calendar year 2014, 75% of securities lending income and each Group 2 Fund retained 80% of securities lending income, and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Enhanced International Large-Cap	$4,148
Enhanced International Small-Cap	907
Enhanced U.S. Large-Cap	3,368
Enhanced U.S. Small-Cap	1,396

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2015 were as follows:

iShares ETF	Purchases	Sales
Enhanced International Large-Cap	$9,919,236	$9,986,571
Enhanced International Small-Cap	2,846,471	2,841,202
Enhanced U.S. Large-Cap	3,755,975	3,753,581
Enhanced U.S. Small-Cap	1,616,077	1,625,986

In-kind transactions (see Note 4) for the six months ended January 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Enhanced International Large-Cap	$34,295,161	$—
Enhanced International Small-Cap	—	—
Enhanced U.S. Large-Cap	15,294,724	4,737,564
Enhanced U.S. Small-Cap	4,280,460	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares Enhanced International Large-Cap ETF and iShares Enhanced International Small-Cap ETF each invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2014, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Enhanced International Large-Cap	$56,185
Enhanced International Small-Cap	45,155
Enhanced U.S. Large-Cap	50,413

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Enhanced International Large-Cap	$63,585,739	$2,856,931	$(6,072,946)	$(3,216,015)
Enhanced International Small-Cap	9,750,523	417,772	(1,324,233)	(906,461)
Enhanced U.S. Large-Cap	70,377,669	7,917,178	(1,751,813)	6,165,365
Enhanced U.S. Small-Cap	19,349,740	2,217,822	(1,139,186)	1,078,636

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® U.S. ETF TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Enhanced International Large-Cap	$0.145533	$—	$0.022516	$0.168049	87%	—%	13%	100%
Enhanced International Small-Cap	0.284643	—	0.004587	0.289230	98	—	2	100
Enhanced U.S. Large-Cap	0.292585	—	0.018579	0.311164	94	—	6	100
Enhanced U.S. Small-Cap	0.212972	—	0.020049	0.233021	91	—	9	100

SUPPLEMENTAL INFORMATION	45

Notes:

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-712-0115

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By: /s/ Manish Mehta:
Manish Mehta, President (Principal Executive Officer)

Date: March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: March 27, 2015

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: March 27, 2015